Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and fee income
Interest and fees on loans	$ 263,659	$ 16,231,844	$ 35,048,167
Interest and fees on loans-related parties		293,395	491,080
Interest on deposits with banks	512	1,076	4,652
Total interest and fee income	264,171	16,526,315	35,543,899
Interest expense
Interest expense on short-term bank loans	(1,241,463)	(1,583,491)	(715,535)
Interest expense and fees on secured loans	(2,651,273)	(3,253,472)	(2,442,527)
Interest expense on loans from third parties	(362,845)
Interest expense on loans from a cost investment investee	(2,639,945)	(2,530,586)	(1,818,656)
Total interest expenses	(6,895,526)	(7,367,549)	(4,976,718)
Provisions for loan losses	(85,001,603)	(52,976,851)	(4,650,887)
Provisions for loan losses - related parties	(714,145)	(2,322,898)
Provisions for loan losses	(85,715,748)	(55,299,749)	(4,650,887)
Net Interest (Loss) Income	(92,347,103)	(46,140,983)	25,916,294
Non-interest income		814,669	107,512
Non-interest expenses
Salaries and employee surcharge	(830,553)	(808,657)	(1,271,650)
Business taxes and other taxes	195	(141,284)	(686,266)
Other operating expenses	(1,679,557)	(2,053,401)	(2,666,148)
Investment impairment		(3,698,868)
Fair value changes in warrant liabilities	748,346
Total non-interest expenses	(1,761,569)	(6,702,210)	(4,624,064)
(Loss) Income Before Tax	(94,108,672)	(52,028,524)	21,399,742
Income tax expense	(17,635)	(2,754,749)	(4,121,338)
Net (Loss) Income	(94,126,307)	(54,783,273)	17,278,404
Dividend - Convertible Redeemable Class A preferred stock	(686,400)	(686,400)	(333,327)
Net income attributable to noncontrolling interests	(76)
Net (loss) income attributable to ordinary shareholders	(94,812,783)	(55,469,673)	16,945,077
Net (Loss) Income	(94,126,307)	(54,783,273)	17,278,404
Other comprehensive (loss) income
Foreign currency translation adjustments	(29,318)	5,608,353	(7,530,549)
Comprehensive (loss) income	(94,155,625)	(49,174,920)	9,747,855
Less: Comprehensive income attributable to noncontrolling interests	(76)
Comprehensive (loss) income attributable to ordinary shareholders	$ (94,155,701)	$ (49,174,920)	$ 9,747,855
Weighted-average common shares outstanding - basic	24,380,051	17,343,763	18,353,249
Weighted-average common shares outstanding - diluted	24,380,051	17,343,763	21,871,632
(Loss) Earnings per share to ordinary shareholders - Basic	$ (3.89)	$ (3.20)	$ 0.92
(Loss) Earnings per share to ordinary shareholders - Diluted	$ (3.89)	$ (3.20)	$ 0.77